SAB&W Draft
                                                        May 10, 2001

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001.

Check here if Amendment [_]; Amendment Number: ____
This Amendment (Check only one):    [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hanseatic Management Services, Inc.
Address:    5600 Wyoming NE, Suite 220
            Albuquerque, New Mexico 87109

13F File Number: 28-05935

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Brian R. Stangel
Title: Director of Trading Operations
Phone: 505-828-2824, ext. 13

Signature, Place, and Date of Signing:

/s/ Brian R. Stangel, Albuquerque, New Mexico, May 14, 2001

Report Type (Check only one):

[X] 13F HOLDINGS REPORT

[_] 13F NOTICE

[_] 13F COMBINATION REPORT

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  100

Form 13F Information Table Value Total: $ 79,741 (thousands)

List of Other Included Managers: None.



                                                   FORM 13F INFORMATION TABLE

     Company Name                             Class               Cusip         Market       Shares Investment  Other     Voting
                                                                                Value               Discretion  Managers  Authority
                                                                              (x $1,000)
Americredit Corp                               com               03060R101      $1,508        46500     sole     none     shared
Adelphia Communications Corp                   CLA               006848105      $1,048        25910     sole     none     shared
Applied Materials Inc                          com               038222105      $1,292        29720     sole     none     shared
Astoria Financial Corp                         com               046265104      $1,524        28510     sole     none     shared
Avant Corp                                     com               053487104        $906        52520     sole     none     shared
Autozone Inc                                   com               053332102        $238         8500     sole     none     shared
Biogen Inc                                     com               090597105      $1,059        16730     sole     none     shared
BJ Services Co                                 com               055482103      $1,035        14560     sole     none     shared
Burlington Resources Inc                       com               122014103        $175         3900     sole     none     shared
Chubb Corp                                     com               171232101        ($69)*        970     sole     none     shared
Cabot Corp                                     com               127055101      $1,055        33470     sole     none     shared
Countrywide Credit Industries                  com               222372104      $1,319        26710     sole     none     shared
Celgene Corp                                   com               151020104        ($64)*       2540     sole     none     shared
Cephalon Inc                                   com               156708109        ($57)*       1190     sole     none     shared
Chevron Corp                                   com               166751107      $1,117        12710     sole     none     shared
Cabot Oil and Gas Corp                         com               127097103      $1,195        44210     sole     none     shared
Cox Communications                             CLA               224044107      $1,108        24900     sole     none     shared
Campbell Soup Co                               com               134429109      $1,227        41080     sole     none     shared
Centex Corp                                    com               152312104      $1,588        38150     sole     none     shared
Cummins Engine Inc                             com               231021106      $1,057        28130     sole     none     shared
Dean Foods Co                                  com               242361103      $1,127        33240     sole     none     shared
Danaher Corp                                   com               235851102      $1,264        23190     sole     none     shared
Dial Corp                                      com               25247D101      $1,032        82460     sole     none     shared
Amdocs Ltd                                     ORD               G02602103        $780        16270     sole     none     shared
Devon Energy Corp                              com               25179M103      $1,164        19990     sole     none     shared
Dynegy Inc (Holding Co)                        CLA               26816Q101      $3,229        63300     sole     none     shared
Engelhard Corp                                 com               292845104      $1,151        44550     sole     none     shared
Eastman Kodak Co                               com               277461109        ($64)*       1610     sole     none     shared
EOG Resources Inc                              com               26875P101      $1,046        25400     sole     none     shared
El Paso Corp                                   com               28336L109      $2,630        40261     sole     none     shared
Freeport McMoran Copper Gold                   CLB               35671D857      $1,035        79170     sole     none     shared
Foster Wheeler Corp                            com               350244109        $120         6700     sole     none     shared
Gillette Co                                    com               375766102        $228         7300     sole     none     shared
Gilead Sciences Inc                            com               375558103        ($41)*       1250     sole     none     shared
Galileo International Inc                      com               363547100      $1,221        55800     sole     none     shared
Georgia Pacific                                com               373298108      $1,148        39100     sole     none     shared
Goldman Sachs Group Inc                        com               38141G104        ($67)*        760     sole     none     shared
Hanover Compressor Co (Holding Co)             com               410768105      $1,148        36250     sole     none     shared
Hartford Financial Services Group              com               416515104        ($58)*        980     sole     none     shared
Health Net Inc                                 com               42222G108        $200         9700     sole     none     shared
Integrated Device Technology Inc               com               458118106      $1,049        35450     sole     none     shared
Imclone Systems Inc                            com               45245W109        ($65)*       1950     sole     none     shared
Immunogen Inc                                  com               45253H101        ($51)*       3810     sole     none     shared
Invitrogen Corp                                com               46185R100        ($30)*        570     sole     none     shared
IVAX Corp                                      com               465823102        ($39)*       1250     sole     none     shared
Johnson Controls Inc                           com               478366107      $1,041        16680     sole     none     shared
KLA-Tencor Corp                                com               482480100      $1,318        33450     sole     none     shared
Kimberly Clark Corp                            com               494368103      $1,110        16380     sole     none     shared
Longs Drug Stores Corp                         com               543162101        $177         6000     sole     none     shared
Lear Corp                                      com               521865105        $164         5600     sole     none     shared
Lincare Holdings Inc                           com               532791100      $1,164        21990     sole     none     shared
LSI Logic Corp                                 com               502161102        $847        53930     sole     none     shared
McKesson HBOC Inc                              com               58155Q103      $2,352        87900     sole     none     shared
McDermott International Inc                    com               580037109        $110         8700     sole     none     shared
S&P Midcap 400 SPDRs                           UNIT SER I        595635103          $8          100     sole     none     shared
Fluor Corp                                     com               343412102        $836        34950     sole     none     shared
Minnesota Mining and Manufacturing             com               604059105      $1,131        10880     sole     none     shared
MiniMed Inc                                    com               60365K108        ($37)*       1250     sole     none     shared
Mony Group Inc                                 com               615337102        ($57)*       1730     sole     none     shared
MRV Communications Inc                         com               553477100        $402        57220     sole     none     shared
Inco Ltd                                       com               453258402        $944        63620     sole     none     shared
IndyMac Bancorp Inc                            com               456607100      $1,359        47280     sole     none     shared
Noble Drilling Corp                            com               655042109      $2,224        48200     sole     none     shared
Newport News Shipbuilding Inc                  com               652228107        $186         3800     sole     none     shared
Nokia Corporation                              SPONSORED ADR     654902204        ($57)*       2390     sole     none     shared
NPS Pharmaceuticals Inc                        com               62936P103        ($28)*       1360     sole     none     shared
Norfolk Southern Corp                          com               655844108      $1,259        75100     sole     none     shared
Novellus Systems Inc                           com               670008101      $1,449        35750     sole     none     shared
Office Depot Inc                               com               676220106      $1,009       115240     sole     none     shared
Occidental Petroleum Corp                      com               674599105        $235         9500     sole     none     shared
Pediatrix Medical Group Inc                    com               705324101        $943        42460     sole     none     shared
Performance Food Group Co                      com               713755106      $1,462        27810     sole     none     shared
Plug Power Inc                                 com               72919P103        $653        45580     sole     none     shared
Peregrine Systems Inc                          com               71366Q101        $837        42880     sole     none     shared
PeopleSoft Inc                                 com               712713106        ($69)*       2940     sole     none     shared
NASDAQ 100 Shares                              UNIT SER I        631100104          $9          234     sole     none     shared
Reliant Energy Inc                             com               75952J108      $1,061        23430     sole     none     shared
RF Micro Devices Inc                           com               749941100        $536        45680     sole     none     shared
RehabCare Group Inc                            com               759148109      $1,182        28700     sole     none     shared
Research In Motion                             com               760975102        $396        18070     sole     none     shared
Scios Inc                                      com               808905103        ($87)*       3740     sole     none     shared
SunGard Data Systems Inc                       com               867363103      $1,375        27920     sole     none     shared
Siebel Systems Inc                             com               826170102      $1,285        47300     sole     none     shared
SPDR Trust                                     UNIT SER I        78462F103          $7           60     sole     none     shared
Smurfit Stone Container Corp                   com               832727101      $1,083        81380     sole     none     shared
State Street Corp                              com               857477103        ($70)*        750     sole     none     shared
Techne Corp                                    com               878377100        ($44)*       1680     sole     none     shared
Tenet Healthcare Corp                          com               88033G100        $783        17800     sole     none     shared
Tommy Hilfiger Corp                            ORD               G8915Z102        $972        75710     sole     none     shared
Trimeris Inc                                   com               896263100        ($47)*       1520     sole     none     shared
Sabre Holdings Corp                            CLA               785905100      $1,650        35746     sole     none     shared
Unocal Corporation Delaware                    com               915289102        $228         6600     sole     none     shared
Veeco Instruments Inc                          com               922417100        $939        22590     sole     none     shared
Vishay Intertechnology Inc                     com               928298108      $1,185        59480     sole     none     shared
Winn Dixie Stores Inc                          com               974280109      $1,756        61860     sole     none     shared
Washington Mutual                              com               939322103      $1,576        28830     sole     none     shared
Waste Management Inc                           com               94106L109      $1,239        50220     sole     none     shared
Wet Seal Inc                                   CLA               961840105        ($66)*       2600     sole     none     shared
Weyerhaeuser Co                                com               962166104      $1,002        19720     sole     none     shared
Tricon Global Restaurants Inc                  com               895953107      $1,401        36650     sole     none     shared

                                                                               $79,741

* Negative market values reflect a short market position